CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment	¥ 320,816	¥ 358,749
Investment properties	23,065
Intangible assets	37,270	37,238
Investments accounted for using the equity method	1,160	4,904
Prepayments and deposits	25,299	16,574
Deferred income tax assets	61,163	45,765
Total non-current assets	468,773	463,230
Current assets
Inventories	27,853	30,566
Trade receivables	6,193	7,772
Other receivables, deposits and prepayments	25,887	31,692
Amounts due from related parties	2,873	4,391
Restricted cash	1,547
Asset held-for-sale	1,083
Cash and cash equivalents	12,161	39,289
Total current assets	77,597	113,710
Total assets	546,370	576,940
Equity attributable to owners of the Company
Share capital	626	469
Treasury shares	(2,023)	(2,023)
Accumulated losses	(1,140,771)	(1,064,524)
Other reserves	1,028,510	909,411
Total equity attributable to owners of parent	(113,658)	(156,667)
Non-controlling interests	(12,222)	(29,755)
Total equity	(125,880)	(186,422)
Non-current liabilities
Borrowings	29,110	77,607
Lease liabilities	99,304	105,754
Convertible note		38,059
Deferred income tax liabilities		285
Total non-current liabilities	128,414	221,705
Current liabilities
Trade payables	46,752	31,256
Accruals, other payables and provisions	43,738	72,848
Contingent consideration and consideration payable	6,200	7,100
Amounts due to related parties		473
Contract liabilities	169,725	236,476
Borrowings	172,766	156,208
Convertible note	64,565
Lease liabilities	27,352	28,278
Current income tax liabilities	12,738	9,018
Total current liabilities	543,836	541,657
Total liabilities	672,250	763,362
Total equity and liabilities	¥ 546,370	¥ 576,940